Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMPREHENSIVE LOSS
Net loss	$ (168,214)	$ (145,279)	$ (160,780)
Other comprehensive income (loss):
Gain (loss) associated with pensions, net of tax	3,581	157	(556)
Share of affiliates comprehensive (loss) income	(24,324)	1,616	3,606
Other comprehensive (loss) income	(20,743)	1,773	3,050
Comprehensive loss	(188,957)	(143,506)	(157,730)
Comprehensive loss attributable to:
Stockholders of Golar LNG Limited	(252,171)	(177,930)	(183,481)
Non-controlling interests	$ (63,214)	$ (34,424)	$ (25,751)